Investment Securities (Schedule Of FHN's Available For Sale Securities) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 2,956,503,000	[1]	$ 2,957,682,000	[2]
Securities available for sale, Gross Unrealized Gains	109,769,000	[1]	82,138,000	[2]
Securities available for sale, Gross Unrealized Losses	0	[1]	(7,890,000)	[2]
Securities available for sale, Fair Value	3,066,272,000	[1]	3,031,930,000	[2]
Pledged available for sale securities	2,700,000,000		2,700,000,000
FHN [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Fair Value	6,726,000		6,901,000
Pledged available for sale securities	800,000,000		1,500,000,000
FRB [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	66,100,000		66,200,000
U.S. Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	40,030,000		87,188,000
Securities available for sale, Gross Unrealized Gains	91,000		256,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	40,121,000		87,444,000
Government Agency Issued Mortgage-Backed Securities MBS [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,334,174,000		1,430,923,000
Securities available for sale, Gross Unrealized Gains	76,054,000		46,916,000
Securities available for sale, Gross Unrealized Losses			(7,881,000)
Securities available for sale, Fair Value	1,410,228,000		1,469,958,000
FHLB-Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	125,500,000		125,500,000
Reinsurance Contract Agreement [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments			5,400,000
Government Agency Issued Collateralized Mortgage Obligations CMO [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,325,011,000		1,136,607,000
Securities available for sale, Gross Unrealized Gains	32,932,000		32,133,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	1,357,943,000		1,168,740,000
Other U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	15,277,000		50,426,000
Securities available for sale, Gross Unrealized Gains	674,000		2,800,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	15,951,000		53,226,000
States And Municipalities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	18,070,000		26,015,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	18,070,000		26,015,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	223,430,000	[3]	226,012,000	[4]
Securities available for sale, Gross Unrealized Losses		[3]	(9,000)	[4]
Securities available for sale, Fair Value	223,430,000	[3]	226,003,000	[4]
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	511,000		511,000
Securities available for sale, Gross Unrealized Gains	18,000		33,000
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Fair Value	$ 529,000		$ 544,000

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.2 million. The remainder is money market, venture capital, and cost method investments. Additionally, $5.4 million is restricted pursuant to a reinsurance contract agreement.